Scope of consolidation and non-consolidated entities - Impact of Deconsolidation on Group's Financial Statements (Details) - USD ($) $ in Thousands		12 Months Ended
	May 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Profit from deconsolidation		$ 0	$ 0	$ 8,392
Discontinued operations [member] | Calyxt Inc. [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	$ (19,714)
Liabilities related to asset held for sale	23,592
Non-controlling interests	3,625
Net assets, liabilities and equity derecognized	7,503
Consideration received in cash	0
Fair value of the retained investment	15,097
Consideration received	15,097
Profit from deconsolidation	$ 22,600